Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 99	$ 214
Interest cost	394	283
Expected return on plan assets, net of expenses	(566)	(507)
Amortization of prior service (credit) cost	(2)	2
Amortization of actuarial (gains) losses	(18)	61
Net periodic benefit (credit) cost	(93)	53
Pension costs capitalized	48	54
Pension Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	69	89
Pension Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	21	35
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	50	63
Interest cost	74	58
Amortization of prior service (credit) cost	10	11
Amortization of actuarial (gains) losses	(23)	(8)
Net periodic benefit (credit) cost	111	124
Pension costs capitalized	36	38
Pension costs charged to regulatory assets	0	15
Post-Retirement and Post-Employment Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	113	124
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	77	71
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member] | 2020-2022 Transmission Decision [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	$ 36	$ 14